SUBSEQUENT EVENT (Details)		1 Months Ended
	Apr. 03, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 30, 2018 USD ($)	Jan. 30, 2018 CNY (¥)	Dec. 13, 2017 CNY (¥)	Nov. 07, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)
SUBSEQUENT EVENTS
Non-payment of construction fee												¥ 73,900,000
Bank of Fushun [Member] | Three-year credit facility
SUBSEQUENT EVENTS
Long-term Line of Credit														$ 3,927,000	¥ 27,000,000	¥ 23,000,000	¥ 150,000,000	¥ 150,000,000
BFSMC
SUBSEQUENT EVENTS
Damages sought value								$ 8,860,000	¥ 14,400,000
Xin Run
SUBSEQUENT EVENTS
Service fee payable													¥ 18,700,000
Related penalty sought value					¥ 37,200,000
Xin Run | Shenyang Rural Commercial Bank [Member]
SUBSEQUENT EVENTS
Line of Credit Facility, Maximum Borrowing Capacity						¥ 220,000,000
Debt Instrument, Term						5 years
Xin Run | BFSMC | Data center sale case
SUBSEQUENT EVENTS
Damages sought value										$ 96	¥ 105,600,000
Beijing Blue IT
SUBSEQUENT EVENTS
Amount currently frozen and restricted to be used													¥ 12,000,000
Subsequent event | Beijing Urban Construction
SUBSEQUENT EVENTS
Litigation Settlement, Amount Awarded from Other Party				¥ 33,700,000
Payments for Legal Settlements			¥ 10,000,000
Subsequent event | BFSMC
SUBSEQUENT EVENTS
Litigation Settlement, Amount Awarded from Other Party							¥ 64,800,000
Subsequent event | Xin Run
SUBSEQUENT EVENTS
Damages sought value			¥ 35,600,000
Payment of equipment purchase fee and related interest				40,800,000
Payment of construction service fee and related interest				58,100,000
Subsequent event | Xin Run | Shenyang Rural Commercial Bank [Member]
SUBSEQUENT EVENTS
Long-term Line of Credit		¥ 160,000,000
Subsequent event | Xin Run | Early payment of bank loan | Shenyang Rural Commercial Bank [Member]
SUBSEQUENT EVENTS
Long-term Line of Credit		160,000,000
Subsequent event | Xin Run | Early payment of bank loan | Bank of Fushun [Member]
SUBSEQUENT EVENTS
Long-term Line of Credit		170,000,000
Subsequent event | Xin Run | Trading company
SUBSEQUENT EVENTS
Litigation Settlement, Amount Awarded from Other Party				2,000,000
Damages sought value				20,200,000
Related penalty sought value				6,000,000
Subsequent event | Xin Run | Technology company
SUBSEQUENT EVENTS
Extra construction fee charged				16,500,000
Damages sought value		¥ 20,500,000
Subsequent event | Xin Run | BFSMC
SUBSEQUENT EVENTS
Damages sought value				¥ 64,800,000			¥ 64,800,000
Subsequent event | Beijing Blue IT | Technology company
SUBSEQUENT EVENTS
Damages sought value					¥ 28,300,000
Subsequent event | Beijing Shuoge's
SUBSEQUENT EVENTS
Business Combination, Consideration Transferred	¥ 251,800,000
Consideration returned	73,200,000
Interest from January 1, 2019 to Dec 31, 2024	13,000,000
Rent-Back Operation Right Cost, Maximum	¥ 173,100,000